TRANSACTIONS WITH RELATED PARTIES, Main Transactions with Related Parties (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Statement of financial position [Abstract]
Direct loans		S/ 2,472,179	S/ 2,063,739
Investments (i)	[1]	611,271	806,700
Deposits (ii)	[2]	(1,839,980)	(713,503)
Derivatives at fair value		280,624	516,292
Statement of income [Abstract]
Interest income related to loans		55,485	31,892
Interest expenses related to deposits		(37,308)	(30,914)
Other income		22,735	9,452
Contingent risks and commitments [Abstract]
Indirect loans		746,992	584,463
Allowance for loan losses for related parties		S/ 58,100	S/ 15,200
Average Interest Rate [Member]
Contingent risks and commitments [Abstract]
Borrowings, interest rate		10.78%	13.31%
Foreign Currency Average Interest Rate [Member]
Contingent risks and commitments [Abstract]
Borrowings, interest rate		9.56%	10.69%
Alicorp S.A.A [Member] | Investments in Shares [Member]
Statement of financial position [Abstract]
Investments (i)			S/ 146,500
Alicorp S.A.A [Member] | Investments in Bonds [Member]
Statement of financial position [Abstract]
Investments (i)		S/ 155,700	166,800
Cementos Pacasmayo S.A [Member] | Investments in Bonds [Member]
Statement of financial position [Abstract]
Investments (i)		93,900
Inversiones Centenario [Member] | Investments in Shares [Member]
Statement of financial position [Abstract]
Investments (i)		104,200	135,900
Corporacion Primax [Member] | Investments in Bonds [Member]
Statement of financial position [Abstract]
Investments (i)			120,500
Employees, Directors, Key Management and Family Members [Member]
Statement of financial position [Abstract]
Direct loans		S/ 1,389,600	S/ 1,383,300

[1]	As of December 31, 2024, the balance includes mainly S/155.7 million of corporate bonds of Alicorp S.A.A., S/93.9 million of corporate bonds issued by Cementos Pacasmayo S.A., and S/104.2 million of shares of Inversiones Centenario.As of December 31, 2023, the balance includes mainly S/166.8 million of corporate bonds of Alicorp S.A.A., S/146.5 million of Alicorp S.A.A. shares, S/135.9 million shares of Inversiones Centenario and S/120.5 million corporate bonds issued by Corporación Primax.
[2]	Corresponds to deposits of legal entities and individuals.